Shareholder Report, Line Graph (Details)	6 Months Ended
Jun. 30, 2025
C000009558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Financial Portfolio
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index